Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Trade and other payables
Trade payables	¥ 1,278,535	¥ 855,914	¥ 653,713
Payroll payable	148,352	166,079	93,065
Accrued expenses	375,588	309,951	236,594
Other taxes payable	58,899	43,850	49,072
Deposits	1,839,844	1,782,181	1,785,405
Amounts due to related parties (Note 28(c))	8,123	7,334	6,371
Others	115,554	131,813	121,593
Total	¥ 3,943,988	3,389,826	3,019,302
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	90 days
Construction projects
Trade and other payables
Payable relating to construction projects	¥ 59,842	12,411
Payable relating to purchase of non- current assets	25,579	33,051	25,835
Leasehold improvements
Trade and other payables
Payable relating to purchase of non- current assets	¥ 93,514	¥ 59,653	¥ 47,654